UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	RULE 15Ga-1 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1) FOR THE REPORTING PERIOD APRIL 1, 2015 TO JUNE 30, 2015

Date of Report (Date of earliest event reported): August 6, 2015

N/A	0001636352
Commission File Number of securitizer:	Central Index Key Number of securitizer:

Mary F. Davenport

FCRE REL, LLC c/o Freedom Mortgage Corporation,

623 Fifth Ave., 24th Floor

New York, New York 10022

(212)897-9848

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCRE REL, LLC

By:	/s/ Mary F. Davenport

Mary F. Davenport
Executive Vice President

August 6, 2015